Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments in Other Entities

As of December 31, 2017 and 2016 the investment in other entities is integrated as follows:

	2017		2016
Investment in Associates and Joint Ventures	Ps.	11,501	Ps.	22,357
Venezuela Investment		1,039		—

	Ps.	12,540	Ps.	22,357

Summary of Associates and Joint Ventures

Details of the investment in associates and joint ventures are accounted for under the equity method at the end of the reporting period as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2017	2016	2017	2016
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps.2,036	Ps.1,911
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	153	145
Estancia Hidromineral Itabirito, LTDA	Bottling and Distribution	Brazil	50.0%	50.0%	—	96
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	784	765
Coca-Cola FEMSA Philippines, Inc.	Bottling	Philippines	—	51.0%	—	11,460
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	2,933	2,657
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	26.3%	26.3%	1,560	1,574
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.4%	27.7%	3,001	3,282
UBI 3 Participacoes, LTDA(1)	Beverages	Brazil	26%	—	391	—
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Caned bottling	Mexico	26.5%	26.5%	177	177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	121	100
KSP Participacoes, LTDA (1)	Beverages	Brazil	38.7%	38.7%	117	126
Other	Various	Various	Various	Various	228	64

					Ps.11,501	Ps.22,357

Accounting method:

(1)	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.